Document and Entity Information	Jun. 15, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 15, 2016
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	Jun. 15, 2016
Document Effective Date	Jun. 15, 2016
Prospectus Date	Oct. 30, 2015
Brown Advisory - WMC Japan Alpha Opportunities Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFJX
Brown Advisory - WMC Japan Alpha Opportunities Fund | Investor Shares
Prospectus:
Trading Symbol	BIAJX
Brown Advisory - WMC Japan Alpha Opportunities Fund | Advisor Shares
Prospectus:
Trading Symbol	BAJAX